Share Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION
8.	SHARE BASED COMPENSATION

The Company has issued stock to certain third-party contractors and directors of the Company in exchange for services provided. All stock issued to third parties vested immediately upon issuance. The Company issued a total of 3,770,250 and 5,505,697 shares of common stock, recognizing share-based compensation expense for these awards totaling $17,188,570 and $25,105,979 for the three and nine months ended September 30, 2025. For the three and nine months ended September 30, 2024, the Company issued 373,654 and 1,914,914 shares of common stock recognizing share-based compensation expense for these awards totaling $822,037 and $4,212,809 for the three and nine months ended September 30, 2024.

8.	SHARE BASED COMPENSATION

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation — Stock Compensation. Stock-based compensation expense is measured at the grant-date fair value of the award and recognized in the statement of operations over the requisite service period. For awards that vest immediately upon grant, the Company recognizes the full expense on the grant date.

The Company has issued stock to certain third-party contractors and directors of the Company in exchange for services provided. All stock issued to third parties vested immediately upon issuance. The Company issued a total of 1,981,224 and 3,984,744 shares of common stock and recognized share-based compensation expense for these awards totaling $4,515,182 and $8,766,437 for the year ended December 31, 2024, and for the period January 31, 2023 (inception) to December 31, 2023, respectively.

All stock-based compensation expense is included within operating expenses in the statements of operations.

Valuation Methodology

The fair value of common stock issued for services was determined based on contemporaneous third-party valuations of the Company’s common stock or other observable market inputs at the date of issuance.

Unrecognized Compensation Cost

Because all awards vested immediately upon issuance, the Company had no unrecognized compensation cost related to unvested stock-based awards as of December 31, 2024 and 2023.

On August 15, 2024, the Board of Directors, in accordance with NRS 78.315, ratified and approved all equity issuances which were dually authorized and paid in full since inception.